BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 16:   -     BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2011	2012	2013

Numerator:
Net income available to shareholders of Ordinary shares	$690	$6,997	$17,393

Denominator:
Denominator for basic earnings per share - weighted average number of Ordinary shares, net of treasury stock	215,884,160	218,972,262	218,977,802
Effect of dilutive securities:
Employee stock options	1,841,885	1,333,181	2,959,064
Warrants	5,339,873	1,725,231	3,889,484
	223,065,918	222,030,674	225,826,350